Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net and comprehensive loss	$ 4,927	$ 3,271
Temporary differences of expense in connection with employee benefits	34	41
Deferred tax assets before valuation allowance	4,961	3,312
Valuation allowance	(4,961)	(3,312)
Deferred tax assets